SHARE-BASED PAYMENTS - Fair value assumptions share-based payments (Details) - Long-term incentive plan - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long-term dividend yield (%)	0.00%	0.00%
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual risk-free rates of return and discount rates (%)	2.42%	2.15%
Volatility of share price (%)	31.35%	43.68%
Weighted average share price, share options granted (in USD per share)	$ 0.93	$ 0.71
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual risk-free rates of return and discount rates (%)	4.33%	2.42%
Volatility of share price (%)	82.75%	93.92%
Weighted average share price, share options granted (in USD per share)	$ 1.60	$ 0.79